CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2010 Series A convertible redeemable preferred shares CNY	Dec. 31, 2010 Series B convertible redeemable preferred shares CNY	Dec. 31, 2010 Series C convertible redeemable preferred shares CNY	Dec. 31, 2010 Series D convertible redeemable preferred shares CNY	Dec. 31, 2011 USD USD ($)
Cash flows from operating activities
Net income	16,219	211,699	138,021					$ 2,576
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	138,393	117,388	68,306					21,988
Accretion of long-term payable balances	17,150	10,958	7,144					2,725
Share-based compensation expense	33,348	34,214	13,531					5,299
Bad debt provision	14,181	458	351					2,253
Foreign exchange losses, net	5,343	3,711	591					849
Impairment losses from continuing operations and discontinued operations	152,580							24,243
Deferred tax	(19,855)	(18,619)	(6,265)					(3,155)
Others	1,571	630	1,014					249
Changes in operating assets and liabilities:
Accounts receivable	(67,441)	(26,759)	391,384					(10,715)
Prepaid and other current assets	(335,883)	9,321	33,458					(53,366)
Amounts due from related parties	(8,084)	32,144	24,903					(1,284)
Other non-current assets	(48,387)	(11,942)	(49,260)					(7,688)
Accounts payable	8,561	(51,207)	(121,006)					1,360
Accrued and other liabilities	263,222	75,873	27,572					41,822
Income tax payable	43,343	41,954	25,975					6,886
Deferred revenue	62,754	25,880	(39,151)					9,971
Amounts due to related parties	19,690	1,211	6,526					3,129
Net cash provided by operating activities	296,705	456,914	523,094					47,142
Cash flows from investing activities
Proceeds from deposits of restricted cash		10,000
Deposit for restricted cash	(2,150)							(342)
Placement of term deposits	(58,205)	(67,700)	(129,423)					(9,248)
Maturity of term deposits	71,200	128,123	11,000					11,313
Prepayment for land use right			(6,341)
Purchase of property and equipment	(284,813)	(119,457)	(84,603)					(45,252)
Proceeds from disposal of property and equipment	6,001		213					954
Purchase of intangible assets	(25,932)	(20,368)	(20,594)					(4,120)
Purchase of subsidiaries (including cash payment in relation to prior acquisitions), net of cash acquired	(90,917)	(91,164)	(626,617)					(14,445)
Prepayments for acquisitions		(283,198)
Return of prepayments from cancellation of acquisition agreements	10,000	54,000	69,000					1,589
Purchase of operating rights		(2,500)	(15,000)
Cash balance at disposed entities	(4,481)							(712)
Deposit for leasehold improvements	(65,001)							(10,328)
Deposit for a long-term lease	(53,000)							(8,421)
Others	2,740	(100)						435
Net cash used in investing activities	(494,558)	(392,364)	(802,365)					(78,577)
Cash flows from financing activities
Proceeds from issuance of ordinary shares, net of expenses		447,628
Proceeds from short-term borrowings	168,070	224,070	201,000					26,704
Proceeds from long-term borrowings	18,500	15,500	10,000					2,939
Repayments of short-term borrowings	(168,070)	(219,000)	(129,500)					(26,704)
Repayments of long-term borrowings	(71,000)	(62,500)	(168,000)					(11,281)
Proceeds from issuance of shares upon of exercise of share options	2,684							427
Capital injection from minority shareholders	3,600	900						572
Net cash provided by/(used in) financing activities	(46,216)	406,598	(86,500)					(7,343)
Cash and cash equivalents included in assets held for sale	(139,099)							(22,101)
Effects of exchange rate changes on cash and cash equivalents	(15,450)	(11,774)	(3,127)					(2,455)
Net change in cash and cash equivalents	(398,618)	459,374	(368,898)					(63,334)
Cash and cash equivalents at beginning of year	869,300	409,926	778,824					138,118
Cash and cash equivalents at end of year	470,682	869,300	409,926					74,784
Supplemental disclosure of cash flow information
Income tax paid	(10,320)	(18,460)	(1,312)					(1,640)
Interest paid	(15,179)	(10,537)	(11,927)					(2,412)
Supplemental disclosure of non-cash investing and financing activities:
Conversion of convertible redeemable preferred shares into ordinary shares				14,283	96,667	579,490	792,502
Issuance of ordinary shares for purchases of subsidiaries			414,027
Issuance of ordinary shares upon exercise of warrants		2,737
Issuance of share options upon exercise of warrants (Note 15)	1,219							194
Consideration for purchase of subsidiaries net-off against related party receivables due		50,156
Consideration for purchase of building and land use rights offset by amounts due from related parties	17,407							2,701
Long-term prepayment offset by outstanding prepaid and other current assets	66,000							10,486
Consideration for purchase of subsidiaries net-off against receivables due			168,781
Purchase of property, plant and equipment financed by accounts payable and other payables	21,405							3,401
Purchase of subsidiaries net-off against prepaid amount	194,698		14,819					30,934
Purchase of subsidiaries through financing of payables	109,961		95,686					$ 17,471